Share based compensation	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share based compensation
Share based compensation

Share Options

The fair value of share options granted is recognized as personnel compensation expense, and in the year ended December 31, 2013, $7 million (2012: $8 million) was included in the consolidated statement of operations.

In May 2005, a general meeting of the Company approved the authorization for the Board of Directors to establish and maintain an option scheme (the "Seadrill Scheme") for encouraging the holding of shares in the Company. The Seadrill Scheme will expire in May 2016. The Seadrill Scheme permits the board of directors, at its discretion, to grant options to acquire shares in the Company to employees and directors of the Company or its subsidiaries.  The options are not transferable. The subscription price is at the discretion of the board of directors, provided the subscription price is never reduced below the par value of the share. The subscription price for certain options granted under the scheme will be reduced by the amount of all dividends declared by the Company in the period from the date of grant until the date the option is exercised. Options granted under the scheme will vest at a date determined by the board at the date of the grant.  The options granted under the plan to date vest over a period of one to five years.  There is no maximum number of shares authorized for awards of equity share options and authorized, unissued or treasury shares of the Company may be used to satisfy exercised options.

During 2013, 270,000 share options were granted. The assumptions used in estimating fair value are as follows: 2.4% risk-free interest rate, volatility of 26.1%, 0% dividend yield and an expected option term of four years. The risk-free interest rates were estimated using the US Treasury yield curve in effect at the time of grant for instruments with a similar life. The dividend yield has been estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date. It is also assumed that 100% of options granted will vest.

The following summarizes share option transactions related to the Seadrill Scheme in 2013, 2012 and 2011:

	2013		2012		2011
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Outstanding at beginning of year	3,875,891	29.88	5,420,438	26.16	5,512,400	20.30
Granted	270,000	45.66	181,012	37.41	1,786,771	34.68
Exercised	(700,418)	22.60	(1,415,000)	16.39	(1,638,165)	16.33
Forfeited	(606,715)	32.30	(312,559)	30.84	(240,568)	21.98
Outstanding at end of year	2,838,758	28.53	3,875,891	29.88	5,420,438	26.16
Exercisable at end of year	1,080,306	27.38	1,164,214	21.19	1,598,412	19.82

Options granted in 2006 had initial exercise prices between $2.23 and NOK102 ($16.28) per share, could be exercised one third each year beginning 12 months after they were granted, and expired between May 2010 and September 2011. Options granted in 2007 had initial exercise prices between NOK98.63 ($15.23) and NOK129.63 ($22.35) per share, could be exercised one third each year beginning 12 months after they were granted, and expired in September 2011. Options granted in 2008 had been repriced with exercise prices now being NOK90.83 ($14.09) and NOK104.64 ($16.24) per share; they may be exercised one third each year beginning 12 months after they were granted, and expire in May 2014. These same prices and dates apply to the options granted in 2009. Options granted in April 2010 had exercise price of NOK137.40 ($23.13), may be exercised one third after 12 or 15 months and expire in March/June 2015. Options granted in November 2010 had exercise prices of NOK192.90 ($31.4) for American citizens or residents and NOK185.20 ($31.06) for non-Americans. They may be exercised one fifth each year beginning 12 months after they were granted and expire in December 2015. Options granted in November 2011 had exercise prices of NOK202.10 ($34.68) and can be exercised one fourth at a time, after the first 18, 36, 48 and 60 months from the grant date. They expire in December 2016. Options granted during 2012 had exercise prices, ranging from NOK202.10 to NOK224.53. They have the same exercise schedule as the 2011's grant and expire between December 2016 and December 2017. In October 2013, there were 270,000 options granted with an exercise price of NOK273 and can be exercised one fourth at at time after 13, 25, 37 and 49 months from the grant date.

The weighted average grant-date fair value of options granted during 2013 is $10.23 per share (2012: $7.06 per share, 2011: $7.07 per share).

As of December 31, 2013 there was $7 million in unrecognized compensation costs relating to non-vested options granted under the Options Schemes (2012: $11 million). This amount will be recognized as expense of $4 million in 2014, $2 million in 2015, $1 million in 2016 and less than a million in 2017 and 2018.

There were 2,838,758 options outstanding at December 31, 2013 (2012: 3,875,891). Their weighted average remaining contractual life was 43 months (2012: 39 months) and their weighted average fair value was $8.27 per option (2012: $7.75 per option). The weighted average parameters used in calculating these weighted average fair values are as follows: risk-free interest rate 2.03% (2012: 2.25%), volatility 26% (2012: 28%), dividend yield 0% (2012: 0%), option holder retirement rate 0% (2012: 0%) and expected term 4 years (2012: 5 years).

During 2013 the total intrinsic value of options exercised was $17 million (2012: $40 million, 2011: $32 million ) on the day of exercise. The intrinsic value of options fully vested but not exercised at December 31, 2013 was $14 million and their average remaining term was 34 months.

Restricted Stock Units

On October 1, 2013, the Board of the Company approved 373,700 awards under the Company`s Restricted Stock Units (“RSU”) plan. On November 7, 2013, the Board of our consolidated subsidiary, North Atlantic Drilling Limited (“NADL”), approved 278,778 awards under NADL`s RSU plan.

Under the terms of both plans, the holder of an award is entitled to receive a share in the respective company if still employed at the end of the three year vesting period. There is no requirement for the holder to pay for the share on grant date or upon vesting of the award. In addition the holder is entitled to receive an amount equal to the ordinary dividends declared and paid on the Company and NADL shares during the vesting period.

The fair value of the awards are calculated based on the market share price on grant date which was $46.10 and NOK58 for the Company and NADL shares respectively.

The fair value of the awards expected to vest is recognized as compensation cost straight-line over the vesting period. All awards are currently expected to vest. Compensation cost related to the RSU plans of $1.5 million has been recognized in 2013 (2012: $0 million). As of December 31, 2013 there was $18.3 million in unrecognized compensation costs related to non-vested awards.